UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        April 29, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:   $211,680
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                       TITLE
                                         OF                    VALUE    SHRS OR             INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                          CLASS       CUSIP    (X$1000)   PRN AMT    SH/ PRN  DISCRETION   SOLE     SHARED  NONE
CATERPILLAR TRACTOR CO                   COM     149123101       10,161    91,255    SH        SOLE                       91,255
INTERNATIONAL BUSINESS MACHINE           COM     459200101        9,311    57,100    SH        SOLE                       57,100
SCHLUMBERGER LTD                         COM     806857108        9,298    99,700    SH        SOLE                       99,700
PEPSICO INCORPORATED                     COM     713448108        7,607   118,100    SH        SOLE                      118,100
JM SMUCKER CO                            COM     832696405        7,403   103,700    SH        SOLE                      103,700
BHP BILLITON LTD - SPON ADR              COM     088606108        7,291    76,040    SH        SOLE                       76,040
ROYAL DUTCH SHELL PLC - ADR A            COM     780259206        6,893    94,600    SH        SOLE                       94,600
UNION PACIFIC CORPORATION                COM     907818108        6,224    63,293    SH        SOLE                       63,293
PROCTER & GAMBLE CO                      COM     742718109        5,649    91,700    SH        SOLE                       91,700
PHILIP MORRIS INTERNATIONAL              COM     718172109        5,579    85,000    SH        SOLE                       85,000
BERKSHIRE HATHAWAY                       COM     084670108        5,513        44    SH        SOLE                           44
ORACLE CORP                              COM     68389X105        5,383   161,000    SH        SOLE                      161,000
EXXON MOBIL CORPORATION                  COM     30231G102        5,250    62,400    SH        SOLE                       62,400
AMERICAN EXPRESS COMPANY                 COM     025816109        5,198   115,000    SH        SOLE                      115,000
WAL-MART STORES                          COM     931142103        5,168    99,284    SH        SOLE                       99,284
ABBOTT LABS                              COM     002824100        5,131   104,600    SH        SOLE                      104,600
INTEL CORP                               COM     458140100        4,783   237,000    SH        SOLE                      237,000
HSBC HOLDINGS PLC-SPONS ADR              COM     404280406        4,760    91,900    SH        SOLE                       91,900
GENERAL ELECTRIC COMPANY                 COM     369604103        4,537   226,300    SH        SOLE                      226,300
3M COMPANY                               COM     88579Y101        4,460    47,700    SH        SOLE                       47,700
LOWE'S CORP                              COM     548661107        4,123   156,000    SH        SOLE                      156,000
ILLINOIS TOOL WORKS                      COM     452308109        4,083    76,000    SH        SOLE                       76,000
FRANKLIN RESOURCES                       COM     354613101        4,015    32,100    SH        SOLE                       32,100
YUM BRANDS INC                           COM     988498101        3,653    71,100    SH        SOLE                       71,100
AMETEK INC                               COM     031100100        3,564    81,250    SH        SOLE                       81,250
ALERE INC                                COM     01449J105        3,530    90,200    SH        SOLE                       90,200
EMERSON ELECTRIC CO                      COM     291011104        3,196    54,700    SH        SOLE                       54,700
PFIZER INC                               COM     717081103        3,162   155,700    SH        SOLE                      155,700
VISA INC/A                               COM     92826C839        3,114    42,300    SH        SOLE                       42,300
BP P.L.C.                                COM     055622104        3,066    69,466    SH        SOLE                       69,466
MERCK & CO.                              COM     58933Y105        3,020    91,500    SH        SOLE                       91,500
AVON PRODUCTS                            COM     054303102        2,996   110,800    SH        SOLE                      110,800
CISCO SYSTEMS INC                        COM     17275R102        2,972   173,300    SH        SOLE                      173,300
TARGET CORP                              COM     87612E106        2,971    59,400    SH        SOLE                       59,400
COVIDIEN LTD                             COM     G2554F105        2,940    56,600    SH        SOLE                       56,600
HOSPIRA INC                              COM     441060100        2,931    53,100    SH        SOLE                       53,100
HEWLETT-PACKARD CO.                      COM     428236103        2,823    68,900    SH        SOLE                       68,900
KOHL'S CORP                              COM     500255104        2,663    50,200    SH        SOLE                       50,200
VERISK ANALYTICS                         COM     92345Y106        2,650    80,900    SH        SOLE                       80,900
MEDCO HEALTH SOLUTIONS INC               COM     58405U102        2,645    47,100    SH        SOLE                       47,100
WEATHERFORD INTERNATIONAL                COM     H27013103        2,633   116,500    SH        SOLE                      116,500
PRAXAIR INC                              COM     74005P104        2,479    24,400    SH        SOLE                       24,400
MEAD JOHNSON NUTRITION CO                COM     582839106        2,219    38,300    SH        SOLE                       38,300
DEVRY INC                                COM     251893103        2,126    38,600    SH        SOLE                       38,600
CME GROUP INC                            COM     12572Q105        1,960     6,500    SH        SOLE                        6,500
GLAXOSMITHKLINE PLC                      COM     37733W105        1,844    48,000    SH        SOLE                       48,000
ITC HOLDINGS CORP                        COM     465685105        1,796    25,700    SH        SOLE                       25,700
TRANSOCEAN LTD                           COM     H8817H100        1,715    22,000    SH        SOLE                       22,000
ENBRIDGE INC.                            COM     29250N105        1,610    26,200    SH        SOLE                       26,200
FLOWSERVE CORP                           COM     34354P105        1,455    11,300    SH        SOLE                       11,300
NALCO HOLDINGS CO                        COM     62985Q101        1,434    52,500    SH        SOLE                       52,500
ITRON INC                                COM     465741106          694    12,300    SH        SOLE                       12,300


GRAND TOTALS:                                                   211,680 4,068,632

